SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 35,254	$ 22,731
Computer equipment and software	55,289	72,718
Leasehold improvements	75,424	79,511
Leasehold improvement and equipment, gross	165,967	174,960
Less: accumulated depreciation	(148,147)	(144,563)
Leasehold improvement and equipment, net	$ 17,820	$ 30,397